Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of identification and business activity [Line Items]
Disclosure Of Significant Investments In Subsidiarie [Text Block]	The consolidated financial statements include the financial statements of the following subsidiaries:

	Country of incorporation	Ownership as of December 31,
	and business	2018		2017
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	-	100.00	-
Compañía Minera Colquirrumi S.A.	Peru	100.00	-	100.00	-
Sociedad Minera El Brocal S.A.A. (*)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (*)(****)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	-	53.06	-
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda.	Chile	90.00	10.00	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	-	70.00	-
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Compañía Minera Nueva Italia S.A.	Peru	-	94.27	-	93.36

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	-	100.00	-
Empresa de Generación Huanza S.A. (****)	Peru	-	100.00	-	100.00

Construction, engineering services and insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
Contacto Risk Consulting S.A.	Peru	-	98.00	-	98.00
Buenaventura Ingenieros S.A. (**)	Peru	-	-	100.00	-
BISA Argentina S.A. (***)	Argentina	-	-	56.42	43.58

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	-	100.00	-

(*)
As of December 31, 2018 and 2017, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2018 and 2017), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 as of December 31, 2018 and 2017.

(**)
As of April 30, 2018, the Company sold its investment in Buenaventura Ingenieros S.A. for US$7.1 million with a related sale costs of US$11.2 million. The transaction generates a net loss of US$4.1 million. See note 26.

(***)	As of August 06, 2018, the liquidation of this subsidiary was made.

(****)
As of December 31, 2018 and 2017, the Group's financial statements include consolidated assets and liabilities corresponding to the trust assets held as part of the financial leasing and lease back agreements maintained by El Brocal (which operates the Colquijirca mining unit) and Empresa de Generación Huanza S.A., with the Banco de Credito del Peru, see notes 16(a) and 11(c).

Disclosure of net cash flows used by the mining units with discontinued operations [Text Block]
The net cash flows used by the mining units with discontinued operations for the years 2018, 2017 and 2016, are presented below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Operating activities	(6)	(8)	(7)
Net decrease in cash and cash equivalents during the year	(6)	(8)	(7)

Disclosure of results of the discontinued operations mining units [Text Block]
The results of the discontinued operations mining units for the years 2018, 2017 and 2016 are presented below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Operating income
Net sales	-	-	1,149
Total income	-	-	1,149
Operating costs
Cost of sales, excluding depreciation and amortization	-	-	(4,842)
Exploration	-	-	(3,777)
Depreciation and amortization	-	-	(5,049)
Mining royalties	-	-	(11)
Total operating costs	-	-	(13,679)
Gross loss	-	-	(12,530)
Operating income (expenses), net
Reversal of Impairment loss of long-lived assets, note 11(b)	2,837	17,197	-
Changes in provision for closure of mining units, note 15(b)	(6,013)	(12,701)	(3,365)
Derecognition of long-lived assets	(2,837)	-	-
Net loss in sale of mining units	-	(18,550)	(3,014)
Administrative expenses	-	(941)	(111)
Reversal (provision) for contingencies	-	(423)	901
Gain (loss) for sale in other assets	-	(162)	3,200
Reversal of provision for closure of mining units for sale of mining units, note 15(b)	-	11,700	-
Reversal of provision for impairment of inventories, note 8(c)	-	1,345	706
Impairment loss of long-lived assets, note 11(b)	-	-	(2,043)
Others, net	(1,147)	(6,871)	(1,793)
Total operating expenses, net	(7,160)	(9,406)	(5,519)
Operating loss	(7,160)	(9,406)	(18,049)
Other income (expense), net
Finance costs, note 15(b)	(54)	(694)	(970)
Net gain (loss) from currency exchange difference	11	2	(50)
Total other expenses, net	(43)	(692)	(1,020)
Loss before income tax	(7,203)	(10,098)	(19,069)
Income tax	-	-	(4)

Loss from discontinued operations	(7,203)	(10,098)	(19,073)

Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	(0.03)	(0.04)	(0.07)